DISAGGREGATION OF REVENUES (Tables)	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING REVENUE BY REGION	Revenue by region
	For Years ended September 30,
	2024	2023	2022
PRC	$23,542,870	$28,971,115	$28,756,333
Overseas	301,686	551,238	1,152,228
Total revenue	$23,844,556	$29,522,353	$29,908,561

SCHEDULE OF SEGMENT REPORTING REVENUE BY PRODUCT CATEGORIES

Revenue by product categories

The summary of our total revenues by product categories for the years ended September 30, 2024, 2023 and 2022 was as follows:

	For Years ended September 30,
	2024	2023	2022
Fragrance compounds	$4,944,475	$14,315,810	$13,710,556
Health supplements (solid drinks)	6,740,630	8,704,468	7,145,708
Bioactive food ingredients	12,159,451	6,502,075	9,052,297
Total revenue	$23,844,556	$29,522,353	$29,908,561